Derivative Instruments (Details) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2019	Feb. 28, 2018	Mar. 31, 2017	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Interest rate swap
Derivative Instruments
Interest payments	$ 100,000	$ 50,000	$ 50,000	$ 300,000
Noncurrent assets | Interest rate swap
Derivative Instruments
Fair value of interest rate swap asset													$ 3,644	$ 1,107
Interest Rate Derivative Assets, at Fair Value													3,644
Other non-current liabilities | Interest rate swap
Derivative Instruments
Interest Rate Derivative Liabilities, at Fair Value					$ 3,208	$ 2,147			$ 2,147		$ 3,208		3,644
Forward contracts
Derivative Instruments
Notional values					0	0		$ 0	0	$ 0	0		$ 0	36,639
Forward contracts | Maximum
Derivative Instruments
Derivative, Term of Contract													6 months
Forward contracts | Minimum
Derivative Instruments
Derivative, Term of Contract													1 month
Forward contracts | Other current assets
Derivative Instruments
Fair value of the forward contracts														83
Forward contracts | Accrued expenses and other current liabilities
Derivative Instruments
Fair value of the forward contracts					0	0			0		0		$ 0
Revenues, net | Forward contracts
Derivative Instruments
Losses/(gains) on the forward contracts					$ 0	$ 0	$ 812	$ (993)	$ 0	$ (1,052)	$ 0	$ (240)	$ 240	$ (1,479)